Amended Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2021-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 4-29-2022	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		5/18/2022
2	Payment Date		5/20/2022
3	Collection Period	4/1/2022	4/29/2022	29
4	Monthly Interest Period - Actual/360	4/20/2022	5/19/2022	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		324,500,000.00	-	-	-	-
7	Class A-2-A Notes		630,000,000.00	605,670,954.79	51,438,735.35	554,232,219.44	0.8797337
8	Class A-3 Notes		630,000,000.00	630,000,000.00	-	630,000,000.00	1.0000000
9	Class A-4 Notes		165,500,000.00	165,500,000.00	-	165,500,000.00	1.0000000
10	Total Securities		$1,750,000,000.00	$1,401,170,954.79	$51,438,735.35	$1,349,732,219.44

11	Overcollateralization		72,922,127.29	72,922,127.29		72,922,127.29
12	Adjusted Pool Balance		$1,822,922,127.29	$1,474,093,082.08	$51,438,735.35	$1,422,654,346.73
13	YSOC		59,379,670.34	47,406,474.86		45,541,752.68
14	Net Pool Balance		$1,882,301,797.63	$1,521,499,556.94	$51,438,735.35	$1,468,196,099.41

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.15946%	N/A	-	-	-	-
16	Class A-2-A Notes	0.49000%	N/A	247,315.64	0.3925645	51,686,050.99	82.0413508
17	Class A-3 Notes	1.02000%	N/A	535,500.00	0.8500000	535,500.00	0.8500000
18	Class A-4 Notes	1.26000%	N/A	173,775.00	1.0500000	173,775.00	1.0500000
19	Total Securities			956,590.64		52,395,325.99

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received	30,465,364.79
21	Scheduled Interest Payments Received	3,646,639.82
22	Prepayments of Principal Received	22,342,184.47
23	Liquidation Proceeds	81,144.37
24	Recoveries Received	192,932.75
25	Other Payments Received to Reduce Principal
26	Subtotal: Total Collections	56,728,266.20
27	Repurchased Receivables	-
28	Reserve Account Excess Amount (Item 88)	1,073.75
29	Total Available Funds, prior to Servicer Advances	56,729,339.95
30	Servicer Advance (Item 71)	-
31	Total Available Funds + Servicer Advance	56,729,339.95
32	Reserve Account Draw Amount (Item 74)	-
33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	56,729,339.95

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 77)	-
35	Servicing Fees (Item 41)	1,267,916.30
36	Class A Noteholder Interest (Item 50)	956,590.64
37	Principal Distribution Amount (Item 75)	51,438,735.35
38	Amount Paid to Reserve Account to Reach Specified Balance	-
39	Other Amounts Paid to Trustees	-
40	Certificateholders Principal Distribution Amount	-
41	Remaining Funds to Seller	3,066,097.67

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	1,267,916.30	-	1,267,916.30

	Pro rata:
43	Class A-1 Interest	-	-	-
44	Class A-2-A Interest	247,315.64	-	247,315.64
45	Class A-3 Interest	535,500.00	-	535,500.00
46	Class A-4 Interest	173,775.00	-	173,775.00
47	Class A-1 Interest Carryover Shortfall	-	-	-
48	Class A-2 Interest Carryover Shortfall	-	-	-
49	Class A-3 Interest Carryover Shortfall	-	-	-
50	Class A-4 Interest Carryover Shortfall	-	-	-
51	Class A Noteholder Interest	956,590.64	-	956,590.64

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance			1,474,093,082.08
53	Beginning Net Pool Balance		1,521,499,556.94
54	Receipts of Scheduled Principal		(30,465,364.79)
55	Receipts of Prepaid Principal		(22,342,184.47)
56	Liquidation Proceeds		(81,144.37)
57	Other Collections of Principal		-
58	Principal Amount of Repurchases		-
59	Principal Amount of Defaulted Receivables		(414,763.90)
60	Ending Net Pool Balance		1,468,196,099.41
61	Yield Supplement Overcollateralization Amount		45,541,752.68
62	Adjusted Pool Balance		1,422,654,346.73
63	Less: Adjusted Pool Balance - End of Collection Period			1,422,654,346.73
64	Calculated Principal Distribution Amount			51,438,735.35

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 28)			56,729,339.95
66	Less: Prior Advance Reimbursement (Item 33)			-
67	Less: Servicing Fees Paid (Item 34)			1,267,916.30
68	Less: Interest Paid to Noteholders (Item 35)			956,590.64
69	Less: Calculated Principal Distribution (Item 63)			51,438,735.35
70	Equals: Remaining Available Funds before Servicer Advance			3,066,097.67
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A
72	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			-

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			3,066,097.67
74	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			-
75	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			-

76	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			51,438,735.35

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance			-
78	Less: Prior Advance Reimbursement			-
79	Plus: Additional Servicer Advances for Current Period			-
80	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $4,557,305.32, and (b) the aggregate note balance)			4,557,305.32
82	Initial Reserve Account Balance			4,557,305.32
83	Beginning Reserve Account Balance			4,557,305.32
84	Plus: Net Investment Income for the Collection Period			1,073.75
85	Subtotal: Reserve Fund Available for Distribution			4,558,379.07
86	Plus: Deposit of Excess Available Funds (Item 37)			-
87	Less: Reserve Account Draw Amount (Item 74)			-
88	Subtotal Reserve Account Balance			4,558,379.07
89	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			1,073.75
90	Equals: Ending Reserve Account Balance			4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
92	Net Pool Balance	1,882,301,798	1,521,499,557	1,468,196,099
93	Number of Current Contracts	74,164	66,579	65,342
94	Weighted Average Loan Rate	2.98%	2.92%	2.92%
95	Average Remaining Term	54.4	48.8	47.9
96	Average Original Term	64.7	64.8	64.8
97	Monthly Prepayment Rate		1.39%	1.23%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
98	Aggregate Outstanding Principal Balance of Charged Off Receivables		19	495,908.27
99	Liquidation Proceeds on Related Vehicles			81,144.37
100	Recoveries Received on Receivables Previously Charged Off			192,932.75
101	Net Principal Losses for Current Collection Period		19	221,831.15

102	Beginning Net Principal Losses		130	2,358,154.36
103	Net Principal Losses for Current Collection Period		19	221,831.15
104	Cumulative Net Principal Losses		149	2,579,985.51
105	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,882,301,797.63)			0.14%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
106	Current	99.65%	65,136	1,463,031,856.03
107	31 - 60 Days Delinquent	0.30%	178	4,462,456.08
108	61 - 90 Days Delinquent	0.05%	28	701,787.30
109	91-120 Days Delinquent1	0.00%	-	-
110	Total	100.00%	65,342	1,468,196,099.41

H.	DELINQUENCY AND NET LOSS RATIOS
111	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
112	Current Period			0.01%
113	Prior Period			0.03%
114	Two Periods Prior			0.03%
115	Three Periods Prior			0.03%
116	Four Period Average (Current and Three Prior Collection Periods)			0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.05%
118	Prior Period			0.06%
119	Two Periods Prior			0.06%
120	Three Periods Prior			0.06%
121	Four Period Average (Current and Three Prior Collection Periods)			0.06%

122	Delinquency Trigger			4.48%
123	Delinquency Percentage (61-Day Delinquent Receivables)			0.05%
124	Delinquency Trigger occurred in this collection Period?			No

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

*	A reporting error for "Ratio of Net Principal Losses to the Pool balance as of Each Collection Period" in lines 112-116 has been corrected.

VW CREDIT, INC., as Servicer